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UNITEDSTATES SECURITIESANDEXCHANGECOMMISSION Washington, D.C. 20549

FORMABS-15G ASSET-BACKEDSECURITIZER REPORTPURSUANTTOSECTION15GOF THESECURITIESEXCHANGEACTOF1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 December 31, 2012

_________________ to ________________

N/A

Date of Report (Date of earliest event reported)______________________

025-01217

Commission File Number of securitizer: ____________________

0001556257

Central Index Key Number of securitizer: ___________________

Lauren M. Watson 617-406-5909

Name and telephone number, including area code, of the person to contact in connection with thisfiling.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ] X

SECXXXX(3-11) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

OXFORD FINANCE LLC (Securitizer)

Date: January 17, 2013

/s/Mark A. Davis (Signature)

Mark A. Davis, Vice President of Finance

FORM ABS-15G For year ended December 31, 2012

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Asset Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn		Demand Rejected
(Name and CIK)	(Mark "X")		(#)	($)	% of principal balance	(#)	($)	% of principal balance	(#)	($)	% of principal balance	(#)	($)	% of principal balance	(#)	($)	% of principal balance	(#) ($)	% of principal balance	(#)	($)	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s) (t)	(u)	(v)	(w)	(x)
Asset Class __ Secured Commercial Loans
Oxford Finance Funding Trust 2011-1* CIK No. 0001556257	n/a	Oxford Finance LLC	67	380,697,203.00	100	0	0	0	0	0	0	0	0	0	0	0	0	0 0	0	0	0	0
Oxford Finance Funding Trust 2012-1 CIK No. 0001556257	n/a	Oxford Finance LLC	74	429,168,390.00	100	0	0	0	0	0	0	0	0	0	0	0	0	0 0	0	0	0	0

TOTAL			141	809,865,593.00	100	0	0	0	0	0	0	0	0	0	0	0	0	0 0	0	0	0	0

*Liquidated as of April 26, 2012

50217852_1.xls